RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

The Company has an agreement with a company owned by a Board member for the use of an asset for corporate and marketing activities. The Company has in 2020 paid a fixed annual fee of $0.2 million, operating cost of $0.3 million and fees associated with actual use. In 2020, 2019 and 2018, the Company recognized an expense of $0.1 million, $0.3 million and $0.4 million, respectively, for utilization of the asset. No amounts were due to the related party as of December 31, 2020 or December 31, 2019 related to use of the asset.